Inventories	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2025	2024
Raw materials	$813,306	$1,374,648
Finished goods	223,854	77,310
Work in process	158,182	235,194
Inventory in transit (Note A)	566,538	336,304
Inventories	$1,761,880	$2,023,456

Note A: Inventory in transit represents products shipped but not received by customers as of the balance sheet dates.